Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Binomial [Member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Weighted average fair value at the measurement date (in Dollars)		$ 0.46
Expected life of share options (years)		9.85
Weighted average share price (in Dollars per share)		$ 0.52
Binomial [Member] | Bottom of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility		66.48%
Risk–free interest rate		3.48%
Binomial [Member] | Top of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility		67.66%
Risk–free interest rate		4.59%
Monte Carlo [Member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Weighted average fair value at the measurement date (in Dollars)	$ 0.01
Expected life of share options (years)	9.88
Weighted average share price (in Dollars per share)	$ 0.13
Monte Carlo [Member] | Bottom of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility	71.93%
Risk–free interest rate	3.74%
Monte Carlo [Member] | Top of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility	73.45%
Risk–free interest rate	4.48%